Convertible Promissory Notes in Default and Due On Demand: Schedule of Long-term Debt Instruments (Details) (USD $)	9 Months Ended		12 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2014 Repayment Date One	Mar. 31, 2014 Repayment Date Two	Mar. 31, 2014 Repayment Date Three	Mar. 31, 2014 Repayment Date Four	Mar. 31, 2014 Repayment Date Five	Mar. 31, 2014 Repayment Date Six	Mar. 31, 2014 Repayment Date Seven
Repayment Date of Convertible Debt					May 14, 2012	Jun. 28, 2012	Jul. 03, 2012	Nov. 29, 2012	Oct. 09, 2013	Oct. 29, 2013	Mar. 06, 2014
Repayment of convertible notes	$ (846,450)	$ (1,571,500)	$ (1,571,500)	$ (414,000)	$ 314,000	$ 100,000	$ 631,000	$ 940,500	$ 100,000	$ 300,000	$ 446,450